This is filed pursuant to Rule 497(e).
File Nos. 333-77953 and 811-09329.

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                                ALLIANCEBERNSTEIN GROWTH FUNDS
                                -  AllianceBernstein Growth Fund
                                -  AllianceBernstein Large Cap Growth Fund
                                -  AllianceBernstein Mid-Cap Growth Fund
                                -  AllianceBernstein Small Cap Growth Portfolio
                                -  AllianceBernstein Global Research Growth Fund
                                -  AllianceBernstein International Growth Fund
                                -  AllianceBernstein Global Technology Fund
                                -  AllianceBernstein Global Health Care Fund
--------------------------------------------------------------------------------

Supplement dated June 1, 2007 to the Prospectus dated November 1, 2006 of the AllianceBernstein(R) Growth Funds that offers Class A, Class R, Class K, and Class I shares of the above-referenced Funds.

The following information replaces the Performance Table for the AllianceBernstein Growth Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                            1 Year**     5 Years**   10 Years**
--------------------------------------------------------------------------------
Class A                                     10.64%*       -1.37%       6.73%
--------------------------------------------------------------------------------
Class R                                     11.69%        -1.51%       6.54%
--------------------------------------------------------------------------------
Class K                                     11.92%        -1.28%       6.80%
--------------------------------------------------------------------------------
Class I                                     12.23%        -1.03%       7.07%
--------------------------------------------------------------------------------
Russell 3000(R)  (reflects no deduction
Growth Index     for fees, expenses,
                 or taxes)                   5.17%       -3.15%        6.48%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
** Inception Date for Class R, Class K and I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein Large Cap Growth Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                            1 Year**     5 Years**   10 Years**
--------------------------------------------------------------------------------
Class A                                     13.15%*       -4.86%      7.07%
--------------------------------------------------------------------------------
Class R                                     14.18%        -5.01%      6.88%
--------------------------------------------------------------------------------
Class K                                     14.59%        -4.75%      7.17%
--------------------------------------------------------------------------------
Class I                                     14.81%        -4.52%      7.43%
--------------------------------------------------------------------------------
Russell 1000(R)  (reflects no deduction
Growth Index     for fees, expenses,
                 or taxes)                   5.26%        -3.58%      6.73%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
**   Inception Dates for Class R shares:  11/3/03, and for Class K and I shares:
     3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein Mid-Cap Growth Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                            1 Year**     5 Years**   10 Years**

--------------------------------------------------------------------------------
Class A                                      5.73%*       3.08%       7.38%
--------------------------------------------------------------------------------
Class R                                      6.35%        2.84%       7.15%
--------------------------------------------------------------------------------
Class K                                      6.72%        3.12%       7.43%
--------------------------------------------------------------------------------
Class I                                      6.92%        3.37%       7.69%
--------------------------------------------------------------------------------
Russell Mid-Cap(R)  (reflects no
Growth Index        deduction for
                    fees, expenses,
                    or taxes)               12.10%        1.38%       9.27%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
** Inception Date for Class R, Class K and I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein Small Cap Growth Portfolio in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                            1 Year**     5 Years**   10 Years**

--------------------------------------------------------------------------------
Class A                                      3.71%*       0.79%       4.88%
--------------------------------------------------------------------------------
Class R                                      4.72%        0.63%       4.69%
--------------------------------------------------------------------------------
Class K                                      5.02%        0.89%       4.96%
--------------------------------------------------------------------------------
Class I                                      5.36%        1.15%       5.23%
--------------------------------------------------------------------------------
Russell 2000(R)   (reflects no
Growth Index      deduction for
                  fees, expenses,
                  or taxes)                  4.15%        2.28%       4.69%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
** Inception Date for Class R, Class K and I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein Global Research Growth Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                             Since
                                              1 Year**       Inception**

--------------------------------------------------------------------------------
Class A                                      14.82%*          18.21%
--------------------------------------------------------------------------------
Class R                                      15.62%           17.97%
--------------------------------------------------------------------------------
Class K                                      15.90%           18.27%
--------------------------------------------------------------------------------
Class I                                      16.16%           18.56%
--------------------------------------------------------------------------------
MSCI World        (reflects no deduction
Index (Net)+      for fees, expenses,
                  or taxes)                   9.49%           14.84%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
** Inception Dates for Class A shares: 7/22/02, for Class R shares: 9/01/04 and for Class K and I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance from the inception date of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.
+ The MSCI World Index (Net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein International Growth Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                               1 Year**   5 Years**   10 Years**
--------------------------------------------------------------------------------
Class A                                      18.83%*     10.52%      11.32%
--------------------------------------------------------------------------------
Class R                                      19.73%      10.33%      11.11%
--------------------------------------------------------------------------------
Class K                                      20.00%      10.60%      11.38%
--------------------------------------------------------------------------------
Class I                                      20.26%      10.87%      11.66%
--------------------------------------------------------------------------------
MSCI AC World Index   (reflects no deduction
(ex. U.S.) (Gross)#   for fees, expenses,
                      or taxes)              17.11%       6.66%       6.17%
---------------------------------------- ---------------------------------------
MSCI World Index      (reflects no deduction
(ex. U.S.) (Net)+     for fees, expenses,
                      or taxes other than
                      non-U.S. withholding
                      taxes)                 14.47%       4.92%       6.22%
--------------------------------------------------------------------------------
MSCI AC World Index   (reflects no deduction
(ex. U.S.) (Net)+     for fees, expenses,
                      or taxes other than
                      non-U.S. withholding
                      taxes)                 16.62%       6.27%        N/A
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
** Inception Date for Class R, Class K and I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.
+ The MSCI AC World Index (ex. U.S.) (Net) and the MSCI World Index (ex. U.S.) (Net) reflect the reinvestment of dividends net of non-U.S. withholding taxes.
# The Adviser believes that the MSCI AC World Index (ex. U.S.) (Gross) is the more appropriate broad-based benchmark for the Fund in light of that Index's relatively broader international and emerging markets exposure.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein Global Technology Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                             1 Year**     5 Years**   10 Years**
--------------------------------------------------------------------------------
Class A                                      3.97%*       -7.98%       5.69%
--------------------------------------------------------------------------------
Class R                                      5.01%        -8.12%       5.51%
--------------------------------------------------------------------------------
Class K                                      5.40%        -7.88%       5.78%
--------------------------------------------------------------------------------
Class I                                      5.70%        -7.61%       6.06%
--------------------------------------------------------------------------------
MSCI World       (reflects no deduction
Index (Net)+     for fees, expenses,         9.49%         2.18%       7.04%
                 or taxes)
----------------------------- --------------------------------------------------
MSCI World       (reflects no deduction
Information      for fees, expenses,
Technology       or taxes)
Index(Net)+#                                 4.81%        -7.19%        N/A
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
**   Inception Dates for Class R shares:  11/3/03, and for Class K and I shares:
     3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.
+    The MSCI World Information  Technology Index (Net) and the MSCI World Index
     (Net) reflect the reinvestment of dividends net of non-U.S. withholding taxes.
# The information in the MSCI World Information Technology Index (Net) shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

                                    * * * * *

The following information replaces the Performance Table for the AllianceBernstein Global Health Care Fund in the Prospectus.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended December 31, 2005)
--------------------------------------------------------------------------------
                                                                     Since
                                             1 Year**    5  Years**  Inception**
--------------------------------------------------------------------------------
Class A                                     16.39%*       0.59%      5.36%
--------------------------------------------------------------------------------
Class R                                     17.35%        0.42%      5.18%
--------------------------------------------------------------------------------
Class K                                     17.65%        0.67%      5.44%
--------------------------------------------------------------------------------
Class I                                     17.96%        0.93%      5.71%
--------------------------------------------------------------------------------
MSCI World       (reflects no deduction
Index (Net)+     for fees, expenses,        9.49%         2.18%      1.80%
                 or taxes)
--------------------------------------------------------------------------------
MSCI World       (reflects no deduction
Healthcare       for fees, expenses,
 Index (Net)+#   or taxes)                  9.00%        -0.35%      2.94%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charge.
** Inception Dates for Class A shares: 8/27/99, and for Class R, Class K and I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance from the inception date of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.
+ The MSCI World Healthcare Index (Net) and the MSCI World Index (Net) reflect the reinvestment of dividends net of non-U.S. withholding taxes. # The information in the MSCI World Healthcare Index (Net) shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.


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